PGIM Target Date 2015 Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Shares	Value
Long-Term Investments 90.1%
Affiliated Mutual Funds
Domestic Equity — 18.9%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	8,769	$116,808
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	40,294	1,572,678
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	11,390	117,200
		1,806,686
Fixed Income — 60.3%
PGIM Core Conservative Bond Fund (Class R6)	177,336	1,473,665
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	82,273	567,685
PGIM TIPS Fund (Class R6)	265,775	2,182,013
PGIM Total Return Bond Fund (Class R6)	132,060	1,531,892
		5,755,255
International Equity — 10.9%
PGIM Global Real Estate Fund (Class R6)	31,596	569,681
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	33,917	465,337
		1,035,018

Total Long-Term Investments (cost $8,907,033)		8,596,959

Short-Term Investment 10.2%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $977,925)	977,925	977,925

TOTAL INVESTMENTS 100.3% (cost $9,884,958)(wa)		9,574,884
Liabilities in excess of other assets (0.3)%		(27,858)

Net Assets 100.0%		$9,547,026

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date Funds